SCHEDULE III - CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION	12 Months Ended
Dec. 31, 2022
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Abstract]
Supplementary Insurance Information

LINCOLN NATIONAL CORPORATION

SCHEDULE III – CONDENSED SUPPLEMENTARY INSURANCE INFORMATION

(in millions)

Column A	Column B	Column C	Column D	Column E	Column F

	DAC	Future		Policyholder
	and	Contract	Unearned	Account	Insurance
Segment	VOBA	Benefits	Premiums (1)	Balances (2)	Premiums

	As of or For the Year Ended December 31, 2022
Life Insurance	$7,453	$20,953	$-	$37,959	$1,146
Annuities	4,207	2,005	-	45,549	165
Group Protection	141	6,086	-	-	4,768
Retirement Plan Services	236	-	-	25,138	-
Other Operations	-	9,782	-	5,789	8
Total	$12,037	$38,826	$-	$114,435	$6,087

	As of or For the Year Ended December 31, 2021
Life Insurance	$7,125	$19,564	$-	$38,475	$1,033
Annuities	4,185	2,511	-	41,700	116
Group Protection	140	6,604	-	-	4,450
Retirement Plan Services	235	-	-	23,579	-
Other Operations	-	12,746	-	6,473	18
Total	$11,685	$41,425	$-	$110,227	$5,617

	As of or For the Year Ended December 31, 2020
Life Insurance	$1,723	$20,127	$-	$39,797	$950
Annuities	3,782	4,183	-	35,218	121
Group Protection	187	5,986	-	213	4,280
Retirement Plan Services	120	11	-	22,912	-
Other Operations	-	10,507	-	7,265	21
Total	$5,812	$40,814	$-	$105,405	$5,372

(1)Unearned premiums are included in Column C, future contract benefits.

(2)Amounts presented as other contract holder funds as of December 31, 2020 have been reclassified to policyholder account balances.

LINCOLN NATIONAL CORPORATION

SCHEDULE III – CONDENSED SUPPLEMENTARY INSURANCE INFORMATION (Continued)

(in millions)

Column A	Column G	Column H	Column I	Column J	Column K
		Benefits	Amortization
	Net	and	of DAC	Other
	Investment	Interest	and	Operating	Premiums
Segment	Income	Credited	VOBA	Expenses	Written

	As of or For the Year Ended December 31, 2022
Life Insurance	$2,587	$5,381	$478	$715	$-
Annuities	1,463	1,204	429	1,587	-
Group Protection	334	4,039	97	1,219	-
Retirement Plan Services	976	629	18	379	-
Other Operations	155	103	-	653	-
Total	$5,515	$11,356	$1,022	$4,553	$-

	As of or For the Year Ended December 31, 2021
Life Insurance	$3,207	$5,593	$476	$739	$-
Annuities	1,400	1,030	403	1,699	-
Group Protection	365	4,075	139	1,153	-
Retirement Plan Services	991	616	19	387	-
Other Operations	148	118	-	561	-
Total	$6,111	$11,432	$1,037	$4,539	$-

	As of or For the Year Ended December 31, 2020
Life Insurance	$2,823	$6,077	$786	$720	$-
Annuities	1,272	1,245	365	1,467	-
Group Protection	330	3,505	114	1,120	-
Retirement Plan Services	933	617	29	375	-
Other Operations	152	156	-	456	-
Total	$5,510	$11,600	$1,294	$4,138	$-